Capital, Reserves and Dividends - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Exchange rate of HK$1 at dividend declaration date	0.83591	0.89451	0.83778
Enterprise income tax percentage of dividends	10.00%
Capital reserve	¥ 295,665,000,000
Percentage of profit after taxation required to be transferred to the statutory surplus reserve	10.00%
Threshold percentage of profit after taxation required to the statutory surplus reserve	50.00%
Minimum statutory reserve percentage	25.00%
Total debt-to-book capitalization ratio	0.00%	0.50%